S000051381 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.76%	[1]	14.82%
Performance Inception Date			Sep. 29, 2017
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.71%	11.18%	9.53%	[1]	10.46%
Performance Inception Date			Sep. 29, 2017
CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	13.65%	7.79%		[1]	10.10%
CLASS N SHARES
Prospectus [Line Items]
Average Annual Return, Percent	13.37%	7.52%		[1]	9.82%
CLASS N SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.77%	5.43%		[1]	7.87%
CLASS N SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.61%	5.46%		[1]	7.35%
CLASS Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.69%	7.82%	8.00%	[1]
Performance Inception Date			Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.